Nonvested Restricted Shares Activity (Detail) (Restricted Shares, USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Nonvested restricted shares
Beginning balance	115,420	126,116
Vested	(115,420)	(86,128)	[1]	(33,884)	[1]
Ending balance		115,420		126,116
Granted		29,292		160,000
Weighted-average grant date fair value
Non vested weighted average exercise prices, Beginning Balance	$ 5.9
Vested	$ 5.90	$ 5.00	[1]	$ 5.00	[1]
Ending balance				$ 5.00
Weighted-average grant date fair value, beginning balance		$ 5.00
Granted		$ 8.54		$ 5.00
Scenario, Previously Reported
Nonvested restricted shares
Ending balance		69,280
Weighted-average grant date fair value
Ending balance		$ 6.50

[1]	At December 31, 2012 and 2011, the aggregate intrinsic value amounted to $0.2 million and $0.1 million, respectively.